MFA 2023-NQM1 Trust ABS-15G

Exhibit 99.2

Loan Level Exception - Disposition (Loan Grades)

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	1000001	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XX is greater than Guideline total cash-out of $500,000.00.	Guidelines allow for $500,000 max cash out unless an exception is made for the LTV to be lower than 75%. Please provide a copy of that exception.	REVIEWER - WAIVED COMMENT (2019-07-26): Waived with comp factors	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: The LO Originator Compensation Disclosure was not located in the file
Federal Compliance - TRID Final Closing Disclosure Assumption: CD shows it will not allow for assumption but note is assumable
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The estimated Escrow payment is $XX/mo.. The non escrow costs are shown higher on CD that what actual HOA cost is	REVIEWER - WAIVED COMMENT (2019-07-26): Client elects to waive. Non-material exception.
BUYER - WAIVED COMMENT (2019-07-26): waive
REVIEWER - CURED COMMENT (2019-07-26): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured
REVIEWER - RE-OPEN COMMENT (2019-07-26): Reopen
BUYER - GENERAL COMMENT (2019-07-26): pccd was done previously but just uploaded XX/XX.  need reviewed since it was sent within 60 days
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-26): AMC received PCCD and LOE however the 60 day window to cure from discovery date (XX/XX/XXXX) has passed. Unable to cure.
BUYER - GENERAL COMMENT (2019-07-26): non escrowed property costs are:
hoa: XXXX
eoi: XXXX
total annual non escrowed costs=XXXX
REVIEWER - GENERAL COMMENT (2019-07-26): Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $XX. Non-Escrowed HOA Dues are $XX.00 per month, which equates to calculated Escrowed Property Costs over Year 1 of $XX. A Letter of Explanation to the borrower and Corrected Closing Disclosure are required to cure this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	60% LTV < 80% guideline max. DTI below max by 5% or greater. DTI: 34.37% FICO score above minimum by 20 points or greater. FICO: 756		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000000	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 426.38347% exceeds Guideline total debt ratio of 50.00000%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XX is greater than Guideline total cash-out of $500,000.00.	Per XX Income calculation Analysis, the borrowers were qualified with Asset Depletion income of $XX and a DTI of 51.09% calculated using cash-out proceeds from the subject cash-out refinance. In addition, the cash out was depleted over 60 months. Per XX Underwriting and Full Doc guidelines, cash out is not on the list of acceptable assets allowed to be depleted and assets are to be depleted over 120 months. Using the allowable assets verified in the file results in an income of $XX and a DTI of 426.38%.

A client approved exception with verified compensating factors related to the borrower's ability to repay to allow 1) cash out to be used for depletion and 2) to allow a depletion period of only 60 months is required to waive this exception.

In addition, the lender approved DTI of 51.09% will also require a separate client approved exception with verified compensating factors related to the borrower's ability to repay to allow a DTI above 50%.
Borrowers received $XX cash back at closing, which exceeds the Full Doc guideline maximum of $500,000.00. File is missing the lender's approved exception for excessive cash out with verified compensating factors.	REVIEWER - GENERAL COMMENT (2019-08-16): Received client approved exception to allow cash out to be used for asset depletion. Per XX income worksheet, lender used cash out proceeds of $XX however, the final CD verifies the net cash out is $XX, which results in a DTI of 53.27%. A new client client approved exception with verified compensating factors related to the borrower's ability to repay is required to allow the DTI of 53.27% and waive this exception.
REVIEWER - WAIVED COMMENT (2019-09-02): Client approved exception to allow a DTI of 53.27% which exceeds the guideline max of 50.00%.
REVIEWER - WAIVED COMMENT (2019-08-16): Client approved exception to allow cash back of $XX, which exceeds the guideline maximum cash out of $500,000.00.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.09450% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI exception was revised to moderately exceeding after client exception was received.	REVIEWER - GENERAL COMMENT (2019-08-16): Received client approved exception to allow cash out to be used for asset depletion. Per XX income worksheet, lender used cash out proceeds of $XX however, the final CD verifies the net cash out is $XX, which results in a DTI of 53.27%. A new client client approved exception with verified compensating factors related to the borrower's ability to repay is required to allow the DTI of 53.27% and waive this exception.
BUYER - GENERAL COMMENT (2019-08-19): Please see response under "Investor total qualifying debt ratio discrepancy" tab.
																							REVIEWER - WAIVED COMMENT (2019-09-02): Client approved exception to allow a DTI of 53.27% which exceeds the guideline max of 50.00%.		XX months reserves > 6 months guideline minimum Borrower has residual income of $XX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000002		XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XX is less than Guideline minimum loan amount of $400,000.00.	Granted by Lender: Loan amount below guideline minimums. Residual income below guideline minimums	REVIEWER - WAIVED COMMENT (2020-03-02): Lender deviation provided.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decresed the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000003		XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000004		XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	1000005		XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	ATR Risk	2	1				1				2	[2] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. [2] Federal Compliance - General Ability To Repay Provision Asset Qualification Loan: Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Federal Compliance - Check Loan Designation Match - ATR Risk: Due to using Assets Only program. Federal Compliance - General Ability To Repay Provision Asset Qualification Loan: Due to using Assets Only program.	REVIEWER - GENERAL COMMENT (2020-02-14): Regraded to EV2-B, XX program BUYER - WAIVED COMMENT (2020-02-18): We acknowledge this condition and choose to waive BUYER - WAIVED COMMENT (2020-02-18): We acknowledge this condition and choose to waive	Federal Compliance - Check Loan Designation Match - ATR Risk: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	1000006		XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A